Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 17, 2024, to the Prospectuses, Summary Prospectuses, and Statements of Additional Information of the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, and Loomis Sayles Investment Grade Fixed Income Fund (the “Funds”), dated February 1, 2024 and May 1, 2024, as may be revised or supplemented from time to time.
Loomis Sayles Bond Fund
Loomis Sayles Fixed Income Fund
(the “Funds”)
Effective July 1, 2024, the second to last paragraph of the sub‑section “Principal Investment Strategies” under the Funds’ “Investment, Risks and Performance” section of the “Fund Summary,” and the third to last paragraph of the sub‑section “Principal Investment Strategies” within the “Investment Goals, Strategies and Risks” section of the Funds’ Prospectuses are amended and restated as follows:
The Fund may invest up to 40% of its assets in foreign securities, including emerging markets securities. The Fund may invest up to 20% of its assets in non‑U.S. dollar-denominated securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg.
Loomis Sayles Investment Grade Fixed Income Fund
(the “Fund”)
Effective July 1, 2024, the second to last paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investment, Risks and Performance” section of the “Fund Summary,” and the third to last paragraph of the sub‑section “Principal Investment Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus are amended and restated as follows:
The Fund may invest up to 40% of its assets in foreign securities, including emerging markets securities. The Fund may invest up to 20% of its assets in non‑U.S. dollar-denominated securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may engage in futures transactions and swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Loomis Sayles Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 17, 2024, to the Prospectuses, Summary Prospectuses, and Statements of Additional Information of the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, and Loomis Sayles Investment Grade Fixed Income Fund (the “Funds”), dated February 1, 2024 and May 1, 2024, as may be revised or supplemented from time to time.
Loomis Sayles Bond Fund
(the “Funds”)
Effective July 1, 2024, the second to last paragraph of the sub‑section “Principal Investment Strategies” under the Funds’ “Investment, Risks and Performance” section of the “Fund Summary,” and the third to last paragraph of the sub‑section “Principal Investment Strategies” within the “Investment Goals, Strategies and Risks” section of the Funds’ Prospectuses are amended and restated as follows:
The Fund may invest up to 40% of its assets in foreign securities, including emerging markets securities. The Fund may invest up to 20% of its assets in non‑U.S. dollar-denominated securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg.

Loomis Sayles Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 17, 2024, to the Prospectuses, Summary Prospectuses, and Statements of Additional Information of the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, and Loomis Sayles Investment Grade Fixed Income Fund (the “Funds”), dated February 1, 2024 and May 1, 2024, as may be revised or supplemented from time to time.
Loomis Sayles Fixed Income Fund
(the “Funds”)
Effective July 1, 2024, the second to last paragraph of the sub‑section “Principal Investment Strategies” under the Funds’ “Investment, Risks and Performance” section of the “Fund Summary,” and the third to last paragraph of the sub‑section “Principal Investment Strategies” within the “Investment Goals, Strategies and Risks” section of the Funds’ Prospectuses are amended and restated as follows:
The Fund may invest up to 40% of its assets in foreign securities, including emerging markets securities. The Fund may invest up to 20% of its assets in non‑U.S. dollar-denominated securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg.

Loomis Sayles Investment Grade Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 17, 2024, to the Prospectuses, Summary Prospectuses, and Statements of Additional Information of the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, and Loomis Sayles Investment Grade Fixed Income Fund (the “Funds”), dated February 1, 2024 and May 1, 2024, as may be revised or supplemented from time to time.
Loomis Sayles Investment Grade Fixed Income Fund
(the “Fund”)
Effective July 1, 2024, the second to last paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investment, Risks and Performance” section of the “Fund Summary,” and the third to last paragraph of the sub‑section “Principal Investment Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus are amended and restated as follows:
The Fund may invest up to 40% of its assets in foreign securities, including emerging markets securities. The Fund may invest up to 20% of its assets in non‑U.S. dollar-denominated securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may engage in futures transactions and swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).